Property , Plants and Equipment , Net (Details) - Schedule of the composition and movement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Cost at beginning	$ 18,737	$ 17,291
Additions during the year:
Cost Purchases	4,381	1,439
Cost Acquisitions of subsidiaries	179	136
Cost Adjustments arising from translating financial statements of foreign operations	(628)	(34)
Cost Disposals	(1,012)	(95)
Cost at ending	21,657	18,737
Accumulated depreciation at beginning	12,865	11,303
Additions during the year:
Accumulated depreciation Depreciation	1,910	1,796
Accumulated depreciation Disposals	(930)	(95)
Accumulated depreciation, Adjustments arising from translating financial statements of foreign operations	(526)	(139)
Accumulated depreciation at ending	13,319	12,865
Depreciated cost at ending	8,338	5,872
Depreciated cost at beginning			$ 5,988
Software [Member]
Disclosure Of Property Plant And Equipment [Abstract]
Cost at beginning	1,623	1,621
Additions during the year:
Cost Purchases	110	88
Cost Acquisitions of subsidiaries	4	8
Cost Adjustments arising from translating financial statements of foreign operations	(220)	(89)
Cost Disposals	(25)	(5)
Cost at ending	1,492	1,623
Accumulated depreciation at beginning	1,510	1,458
Additions during the year:
Accumulated depreciation Depreciation	47	103
Accumulated depreciation Disposals	(23)	(5)
Accumulated depreciation, Adjustments arising from translating financial statements of foreign operations	(135)	(46)
Accumulated depreciation at ending	1,399	1,510
Depreciated cost at ending	93	113
Depreciated cost at beginning			163
Motor vehicles [Member]
Disclosure Of Property Plant And Equipment [Abstract]
Cost at beginning	1,444	1,411
Additions during the year:
Cost Purchases	9	3
Cost Acquisitions of subsidiaries
Cost Adjustments arising from translating financial statements of foreign operations	(181)	30
Cost Disposals	(2)
Cost at ending	1,270	1,444
Accumulated depreciation at beginning	1,240	866
Additions during the year:
Accumulated depreciation Depreciation	4	4
Accumulated depreciation Disposals	(2)
Accumulated depreciation, Adjustments arising from translating financial statements of foreign operations	(152)	370
Accumulated depreciation at ending	1,090	1,240
Depreciated cost at ending	180	204
Depreciated cost at beginning			545
Office furniture and equipment [Member]
Disclosure Of Property Plant And Equipment [Abstract]
Cost at beginning	3,839	3,627
Additions during the year:
Cost Purchases	1,365	453
Cost Acquisitions of subsidiaries	55	40
Cost Adjustments arising from translating financial statements of foreign operations	(555)	(253)
Cost Disposals	(309)	(28)
Cost at ending	4,395	3,839
Accumulated depreciation at beginning	2,480	2,340
Additions during the year:
Accumulated depreciation Depreciation	583	530
Accumulated depreciation Disposals	(284)	(28)
Accumulated depreciation, Adjustments arising from translating financial statements of foreign operations	104	(362)
Accumulated depreciation at ending	2,883	2,480
Depreciated cost at ending	1,512	1,359
Depreciated cost at beginning			1,287
Computers and peripheral equipment [Member]
Disclosure Of Property Plant And Equipment [Abstract]
Cost at beginning	8,106	7,021
Additions during the year:
Cost Purchases	2,702	830
Cost Acquisitions of subsidiaries	112	82
Cost Adjustments arising from translating financial statements of foreign operations	(1,668)	231
Cost Disposals	(632)	(58)
Cost at ending	8,620	8,106
Accumulated depreciation at beginning	6,594	5,886
Additions during the year:
Accumulated depreciation Depreciation	1,192	1,084
Accumulated depreciation Disposals	(580)	(58)
Accumulated depreciation, Adjustments arising from translating financial statements of foreign operations	(520)	(318)
Accumulated depreciation at ending	6,686	6,594
Depreciated cost at ending	1,934	1,512
Depreciated cost at beginning			1,135
Leasehold improvements [Member]
Disclosure Of Property Plant And Equipment [Abstract]
Cost at beginning	3,725	3,611
Additions during the year:
Cost Purchases	195	65
Cost Acquisitions of subsidiaries	8	6
Cost Adjustments arising from translating financial statements of foreign operations	1,996	47
Cost Disposals	(44)	(4)
Cost at ending	5,880	3,725
Accumulated depreciation at beginning	1,041	753
Additions during the year:
Accumulated depreciation Depreciation	84	75
Accumulated depreciation Disposals	(41)	(4)
Accumulated depreciation, Adjustments arising from translating financial statements of foreign operations	177	217
Accumulated depreciation at ending	1,261	1,041
Depreciated cost at ending	$ 4,619	$ 2,684
Depreciated cost at beginning			$ 2,858